Results for the Year - Income tax (Details) € in Millions								6 Months Ended			40 Months Ended
	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	May 21, 2021 USD ($)	May 21, 2021 EUR (€)	May 20, 2021 USD ($)	May 20, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Jul. 31, 2022	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income tax expense :
Net income								$ 294,000		$ (1,032,000)
Income (loss) before taxes								$ 294,000		(1,032,000)
Percentage of increase in income tax expense								10.00%	10.00%
Net increase in income tax expense								$ 23,300,000	€ 22.4
Cash and cash equivalents								$ 65,275,000		$ 75,097,000			$ 70,770,000	$ 79,087,000
Forward Pharma GmbH
Income tax expense :
Income tax obligation | €												€ 80.7
Forward Pharma GmbH | Tax Levy rate
Income tax expense :
Percentage of interest accrued on the tax levy per month											0.15%
Monthly rate of interest on unpaid tax obligations granted											0.50%
Denmark
Income tax expense :
Effective tax rate								22.00%	22.00%
Double taxation relief								$ 60,600,000	€ 58.3
Germany
Income tax expense :
Effective tax rate								31.90%	31.90%
Germany | Forward Pharma GmbH
Income tax expense :
Threshold taxable income limit to use tax carry forwards		€ 252.9		$ 324,200,000	€ 312.1	$ 275,300,000	€ 265.0
Tax effect of tax loss carry forwards | Germany | Forward Pharma GmbH
Income tax expense :
Deferred tax liability (asset)								$ (83,900,000)				€ (80.7)
Threshold taxable income limit to use tax carry forwards	$ 262,700,000	€ 252.9	€ 265.0